RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 598,467	$ 249,235
Baozhen Zhu [Member]
Related Party Transaction [Line Items]
Total	5,152
Meigui Zeng [Member]
Related Party Transaction [Line Items]
Total	5,152
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Total	2,145
Kai Huang [Member]
Related Party Transaction [Line Items]
Total		68,500
P S M Z J K [Member]
Related Party Transaction [Line Items]
Total		1,097
Ning Ding [Member]
Related Party Transaction [Line Items]
Total	489,645	179,246
Chaoyong Xu [Member]
Related Party Transaction [Line Items]
Total	37,992
Huiming Liu [Member]
Related Party Transaction [Line Items]
Total	37,992
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Total	5,717	392
Dongxin Zhou 1 [Member]
Related Party Transaction [Line Items]
Total	5,584
Kai Ding [Member]
Related Party Transaction [Line Items]
Total	5,198
Dnr Techology [Member]
Related Party Transaction [Line Items]
Total	2,628
New Micro Holding [Member]
Related Party Transaction [Line Items]
Total	150
Jinsan [Member]
Related Party Transaction [Line Items]
Total	150
K K D Holding [Member]
Related Party Transaction [Line Items]
Total	915
V I M I S C I [Member]
Related Party Transaction [Line Items]
Total	$ 47